Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Interest income:
Loans, including fees		¥ 1,020,156	¥ 973,824
Deposits in other banks		37,886	29,934
Investment securities		201,240	188,482
Trading account assets		196,241	206,135
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		28,759	34,834
Total		1,484,282	1,433,209
Interest expense:
Deposits		170,578	151,105
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		20,632	27,284
Due to trust account, other short-term borrowings, and trading account liabilities		25,843	31,569
Long-term debt		136,630	121,866
Total		353,683	331,824
Net interest income		1,130,599	1,101,385
Credit for credit losses		7,204	68,138
Net interest income after credit for credit losses		1,137,803	1,169,523
Non-interest income:
Fees and commissions income		729,900	672,050
Foreign exchange gains (losses)-net		41,615	(42,982)
Trading account profits (losses)-net		(284,774)	562,518
Investment securities gains-net	[1]	119,808	63,232
Equity in earnings of equity method investees-net		114,252	121,538
Other non-interest income		35,274	56,426
Total		756,075	1,432,782
Non-interest expense:
Salaries and employee benefits		574,221	534,889
Occupancy expenses-net		87,773	82,643
Fees and commission expenses		139,501	118,546
Outsourcing expenses, including data processing		120,996	121,568
Depreciation of premises and equipment		46,237	54,525
Amortization of intangible assets		116,244	107,308
Impairment of intangible assets		213	108
Insurance premiums, including deposit insurance		45,774	57,200
Communications		28,955	26,721
Taxes and public charges		43,804	47,560
Other non-interest expenses		179,967	177,278
Total		1,383,685	1,328,346
Income before income tax expense		510,193	1,273,959
Income tax expense		97,073	409,999
Net income before attribution of noncontrolling interests		413,120	863,960
Net income attributable to noncontrolling interests		31,813	25,664
Net income attributable to Mitsubishi UFJ Financial Group		381,307	838,296
Income allocated to preferred shareholders:
Cash dividends paid			8,970
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 381,307	¥ 829,326
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 27.34	¥ 58.55
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		27.19	58.35
Cash dividend per common share		¥ 9.00	¥ 9.00
Weighted average common shares outstanding		13,947,620	14,163,257
Weighted average diluted common shares outstanding		13,965,264	14,182,387

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥956 million and ¥1,211 million; Other comprehensive income-net by ¥67 million and ¥12 million; Total credit losses by ¥1,023 million and ¥1,223 million, for the six months ended September 30, 2014 and 2015, respectively.